Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	180 Months Ended
	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
No Load Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.38%	9.91%	9.07%	9.13%
Performance Inception Date	Dec. 31, 2009
No Load Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After taxes on Distributions
Average Annual Return, Percent		18.33%	8.44%	7.48%	7.43%
No Load Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After taxes on Distributions and Sale of Shares
Average Annual Return, Percent		12.85%	7.34%	6.78%	6.87%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	12.46%	25.02%	14.15%	13.09%